Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings (Loss) Per Share	Earnings (loss) per share
Basic earnings (loss) per share are calculated by dividing profit or loss attributable to the Company's ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings (loss) per share are calculated by adjusting profit attributable to ordinary shareholders and the average number of ordinary shares outstanding weighted for the effects of all potentially dilutive instruments (share warrants, redeemable share warrants, free shares, stock options and bonds convertible into new and/or existing shares).
The components of the earnings (loss) per share computation are as follows:

Earnings per share	Year ended
	2020/12/31	2021/12/31	2022/12/31

Profit (loss) for the period (in € thousands)	(101,221)	67,259	(23,719)
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	38,858,617	44,739,756	49,673,936
Basic earnings (loss) per share (€/share)	(2.60)	1.51	(0.48)
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	38,858,617	55,613,634	49,673,936
Diluted earnings (loss) per share (€/share)	(2.60)	1.23	(0.48)
The weighted average numbers of ordinary shares as noted above exclude shares held by Genfit.
The following table summarizes the potential common shares not included in the computation of diluted earnings per share because their impact would have been antidilutive:

Potential common shares not included in the computation of diluted earnings per share	Year ended
2022/12/31
BSA	35,070
STOCK OPTIONS	637,726
AGA	53,887
OCEANES	10,580,141